Consolidated Statement of Cash Flows - AUD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Cash flows Related to Operating Activities
Receipts from customers	$ 192,185	$ 2,914,614	$ 2,619,477
Payments to suppliers and employees	(4,865,633)	(6,748,674)	(5,608,262)
Other - R&D tax concession refund	358,280	531,828	1,190,206
Government grants and other grants received	236,421	154,904
Net Cash Flows Used In Operating Activities	(4,078,747)	(3,147,328)	(1,798,579)
Cash Flows Related to Investing Activities
Payment for purchases of plant and equipment	(6,630)	(864)	(2,047)
Interest received	9,204		39
Net Cash Flows (Used In)/From Investing Activities	2,574	(864)	(2,008)
Cash Flows Related to Financing Activities
Proceeds from issues of securities	29,281,421	1,957,164	2,894,238
Capital raising costs	(2,746,871)	(374,728)	(825,055)
Proceeds from borrowings	212,794
Repayment of borrowings	(212,794)	(366,655)
Principal elements of lease payments	(40,607)	(41,390)
Interest and other costs of finance paid	(13,761)	(17,439)
Net Cash Flows From Financing Activities	26,480,182	1,156,952	2,069,183
Net increase in cash and cash equivalents	22,404,009	(1,991,240)	268,596
Cash and cash equivalents at the beginning of the year	3,250,468	5,119,887	4,727,430
Effects of exchange rate changes on cash and cash equivalents	(607,196)	121,821	123,861
Cash and Cash Equivalents at the End of the Year	$ 25,047,281	$ 3,250,468	$ 5,119,887